Cover	Jan. 11, 2024
Cover [Abstract]
Entity Registrant Name	BLUM HOLDINGS, INC.
Entity Central Index Key	0001996210
Document Type	8-K12G3
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Document Period End Date	Jan. 11, 2024
Entity File Number	000-54258
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	93-3735199
Entity Address Address Line 1	3242 S. Halladay St
Entity Address Address Line 2	Suite 202
Entity Address City Or Town	Santa Ana
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92705
City Area Code	888
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	909-5564